Earnings / (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings / (Loss) per share (Table)

	Years ended December 31,
	2019	2020	2021
Income / (Loss) :
Net income / (loss)	$(16,201)	$9,660	$680,530

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	93,735,549	96,128,173	101,183,829
Basic earnings / (loss) per share	$(0.17)	$0.10	$6.73

Effect of dilutive securities:
Dillutive effect of non vested shares	–	153,216	295,243
Weighted average common shares outstanding, diluted	93,735,549	96,281,389	101,479,072

Diluted earnings / (loss) per share	$(0.17)	$0.10	$6.71